Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Sales of products	$ 674,466	$ 588,396	$ 537,370
Service rendered	226,390	218,006	215,147
Total Revenues	900,856	806,402	752,517
COST OF REVENUES:
Cost of products sold	337,077	304,455	285,503
Cost of service rendered	138,461	129,540	127,216
Total Cost of Revenues	475,538	433,995	412,719
GROSS PROFIT	425,318	372,407	339,798
RESEARCH AND DEVELOPMENT COSTS:
Expenses incurred	132,541	112,425	108,516
Less - government participations	7,107	5,330	4,662
NET RESEARCH AND DEVELOPMENT COSTS	125,434	107,095	103,854
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	143,363	124,356	117,493
EQUITY IN EARNINGS OF FRONTLINE	(4,524)	(3,445)	(5,849)
AMORTIZATION OF INTANGIBLE ASSETS	25,006	27,456	30,224
GAIN FROM THE SALE OF THE THERMAL PRODUCTS BUSINESS			(628)
GAIN FROM RELEASE OF AMST EARN-OUT PAYMENT OBLIGATION	(1,471)
OPERATING INCOME	137,510	116,945	94,704
FINANCIAL EXPENSES - net	5,535	21,042	23,585
INCOME BEFORE TAXES ON INCOME	131,975	95,903	71,119
TAXES ON INCOME	1,088	16,308	13,788
SHARE IN LOSSES OF EQUITY METHOD INVESTEE		600	615
NET INCOME	130,887	78,995	56,716
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	1,498	443	55
NET INCOME ATTRIBUTABLE TO ORBOTECH LTD.	$ 132,385	$ 79,438	$ 56,771
EARNINGS PER SHARE ATTRIBUTABLE TO ORBOTECH LTD.:
Basic	$ 2.76	$ 1.74	$ 1.34
Diluted	$ 2.71	$ 1.71	$ 1.31
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNINGS PER SHARE - IN THOUSANDS:
Basic	47,989	45,534	42,412
Diluted	48,850	46,461	43,322